Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.19288%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$833,733.56

Principal:
Principal Collections	$11,834,331.08
Prepayments in Full	$6,946,159.62
Liquidation Proceeds	$278,161.12
Recoveries	$66,682.58
Sub Total	$19,125,334.40
Collections	$19,959,067.96

Purchase Amounts:
Purchase Amounts Related to Principal	$235,355.71
Purchase Amounts Related to Interest	$821.95
Sub Total	$236,177.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,195,245.62

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	33
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,195,245.62
Servicing Fee	$259,349.51	$259,349.51	$0.00	$0.00	$19,935,896.11
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,935,896.11
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,935,896.11
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,935,896.11
Interest - Class A-3 Notes	$286,359.19	$286,359.19	$0.00	$0.00	$19,649,536.92
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$19,359,476.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,359,476.59
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$19,266,578.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,266,578.76
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$19,202,025.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,202,025.43
Regular Principal Payment	$17,548,692.95	$17,548,692.95	$0.00	$0.00	$1,653,332.48
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,653,332.48
Residual Released to Depositor	$0.00	$1,653,332.48	$0.00	$0.00	$0.00
Total		$20,195,245.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,548,692.95
Total					$17,548,692.95
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,548,692.95	$55.36	$286,359.19	$0.90	$17,835,052.14	$56.26
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$17,548,692.95	$16.67	$733,870.68	$0.70	$18,282,563.63	$17.37

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$106,058,960.38	0.3345709	$88,510,267.43	0.2792122
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$261,668,960.38	0.2485906	$244,120,267.43	0.2319190

Pool Information
Weighted Average APR	3.063%	3.048%
Weighted Average Remaining Term	31.40	30.55
Number of Receivables Outstanding	20,955	20,246
Pool Balance	$311,219,410.92	$291,749,502.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$284,758,403.85	$266,917,662.28
Pool Factor	0.2679464	0.2511836

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$24,831,840.70
Targeted Overcollateralization Amount	$47,629,235.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,629,235.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		59	$175,900.41
(Recoveries)		73	$66,682.58
Net Loss for Current Collection Period			$109,217.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4211%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1954%
Second Prior Collection Period			0.2837%
Prior Collection Period			-0.2152%
Current Collection Period			0.4347%
Four Month Average (Current and Prior Three Collection Periods)			0.1747%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,951	$8,951,848.60
(Cumulative Recoveries)			$1,800,005.24
Cumulative Net Loss for All Collection Periods			$7,151,843.36
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6157%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,588.34
Average Net Loss for Receivables that have experienced a Realized Loss			$3,665.73

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.94%	142	$2,738,861.41
61-90 Days Delinquent	0.11%	15	$308,171.13
91-120 Days Delinquent	0.04%	6	$125,953.04
Over 120 Days Delinquent	0.12%	18	$364,054.78
Total Delinquent Receivables	1.21%	181	$3,537,040.36

Repossession Inventory:
Repossessed in the Current Collection Period		5	$82,609.89
Total Repossessed Inventory		10	$215,235.52

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1857%
Prior Collection Period			0.1909%
Current Collection Period			0.1926%
Three Month Average			0.1897%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2736%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	33

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	46	$833,077.49
2 Months Extended	61	$1,145,172.50
3+ Months Extended	2	$27,191.00

Total Receivables Extended:	109	$2,005,440.99

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer